CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical)		12 Months Ended
	May 01, 2024	Jun. 30, 2025
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Reverse stock split	0.056	0.2